Employee Benefit Plans - Stock Options - Assumptions (Details) - Options	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015
Assumption of measure fair value of options
Risk-free interest rate (as a percent)	0.97%	1.36%
Expected option life	4 years 2 months 12 days	4 years 2 months 12 days
Expected stock price volatility (as a percent)	19.90%	17.30%